Inventories - Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
Raw materials	$ 76,970	$ 40,718
Work-in-process	9,240	7,012
Finished goods	40,012	14,611
Inventories	$ 126,222	$ 62,341